GOING CONCERN, LIQUIDITY AND OTHER UNCERTAINTIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Past Due [Line Items]
Net cash used in operating activities	$ 1,968,000	$ 3,111,000	$ 3,602,000	$ 7,035,000
Proceeds from issuance of common stock		$ 4,215,000	4,215,000	2,090,000
Net offering costs			785,000
Cash balance	$ 1,305,000		3,283,000	$ 2,713,000
Sale of Equity Securities [Member]
Financing Receivable, Past Due [Line Items]
Cash balance			$ 3,283,000